UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4630

John Hancock Investment Trust III
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone

Treasurer

601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2013

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock INVESTMENTS

John Hancock Greater China Opportunities Fund

QUARTERLY PORTFOLIO HOLDINGS

7.31.2013

Greater China Opportunities Fund
As of 7-31-13 (Unaudited)

	Shares	Value

Common Stocks 99.1%		$64,949,670

(Cost $52,013,675)

China 31.1%		20,397,765

Anta Sports Products, Ltd.	345,000	388,221
Bank of China, Ltd., H Shares	1,617,000	675,132
China Construction Bank Corp., H Shares	3,315,000	2,473,088
China Life Insurance Company, Ltd., H Shares	352,000	841,032
China Machinery Engineering Corp., H Shares	900,000	522,996
China Minsheng Banking Corp., Ltd., H Shares	348,000	352,090
China Pacific Insurance Group Company, Ltd., H Shares	198,000	660,749
CNOOC, Ltd.	849,000	1,528,480
CPMC Holdings, Ltd.	813,000	529,246
Golden Wheel Tiandi Holdings Company, Ltd.	3,000,000	402,063
Hilong Holding, Ltd.	1,598,000	933,522
Industrial & Commercial Bank of China, Ltd., H Shares	3,323,500	2,177,490
Kingsoft Corp., Ltd.	830,000	1,431,401
Microport Scientific Corp.	784,000	629,471
PetroChina Company, Ltd., H Shares	926,000	1,080,522
Shenzhou International Group Holdings, Ltd.	403,000	1,137,503
SITC International Holdings Company, Ltd.	772,000	248,429
Sunac China Holdings Ltd.	1,288,000	932,674
Tencent Holdings, Ltd.	51,400	2,329,765
Tingyi Holding Corp.	134,000	330,898
Wisdom Holdings Group (I)	1,654,000	473,449
ZTE Corp., H Shares (I)	184,000	319,544

Hong Kong 38.1%		24,953,922

AIA Group, Ltd.	568,600	2,692,520
ASM Pacific Technology, Ltd.	52,900	573,939
Beijing Development Hong Kong, Ltd. (I)	2,442,000	710,913
BOC Hong Kong Holdings, Ltd.	274,000	859,784
Cheung Kong Holdings, Ltd.	71,000	996,319
Cheung Kong Infrastructure Holdings, Ltd.	132,000	910,998
China Everbright International, Ltd.	1,776,000	1,614,438
China Everbright, Ltd.	208,000	293,764
China Mobile, Ltd.	92,500	981,419
China Oil and Gas Group, Ltd.	3,180,000	573,540
China Power International Development, Ltd.	1,891,000	798,509
China Resources Land, Ltd.	452,000	1,237,629
China Singyes Solar Technologies Holdings, Ltd.	503,000	504,953
CSPC Pharmaceutical Group, Ltd.	1,680,000	883,327
Hong Kong & China Gas Company, Ltd.	282,810	723,985
Hong Kong Exchanges & Clearing, Ltd.	42,800	662,871
Hutchison Whampoa, Ltd.	147,000	1,659,938
Melco International Development, Ltd.	472,000	956,974
New World Development Company, Ltd.	423,000	615,432
Sands China, Ltd.	243,600	1,318,123
Sino Biopharmaceutical	732,000	531,978
Sinopec Kantons Holdings, Ltd.	402,000	366,519
Stelux Holdings International, Ltd.	955,000	315,368
Sun Hung Kai Properties, Ltd.	75,000	1,002,042
Techtronic Industries Company	141,500	345,505
Towngas China Company, Ltd.	326,000	315,150
Wharf Holdings, Ltd.	150,000	1,290,028
Winteam Pharmaceutical Group, Ltd.	998,000	465,534
Xinyi Glass Holdings Company, Ltd.	820,000	752,423

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Greater China Opportunities Fund
As of 7-31-13 (Unaudited)

	Shares	Value

Taiwan 29.9%		$19,597,983

Aurora Corp.	326,000	638,536
Casetek Holdings, Ltd. (I)	109,000	545,074
Cathay Financial Holdings Company, Ltd.	652,000	947,318
Cathay Real Estate Development Company, Ltd.	1,335,000	954,076
Cheng Shin Rubber Industry Company, Ltd.	260,500	862,891
China Life Insurance Company, Ltd.	646,466	662,343
Chipbond Technology Corp. (I)	186,000	410,270
Delta Electronics, Inc.	101,000	489,557
Giantplus Technology Company, Ltd. (I)	1,934,000	702,355
Grand Pacific Petrochemical Corp.	606,000	367,570
Hon Hai Precision Industry Company, Ltd.	174,000	451,365
Hung Sheng Construction Company, Ltd.	683,000	654,217
Ideal Bike Corp.	532,000	274,719
Kaori Heat Treatment Company, Ltd.	172,200	409,035
MediaTek, Inc.	221,000	2,650,750
President Chain Store Corp.	50,000	372,443
SinoPac Financial Holdings Company, Ltd.	1,403,000	705,976
Taiwan Cement Corp.	345,000	421,382
Taiwan FU Hsing Industrial Company, Ltd.	340,000	389,266
Taiwan Semiconductor Manufacturing Company, Ltd.	1,300,089	4,397,864
Teco Electric & Machinery Company, Ltd.	813,000	885,580
Ton Yi Industrial Corp.	650,000	569,642
TTY Biopharm Company, Ltd.	115,000	410,053
Zhen Ding Technology Holding, Ltd.	189,000	425,701

Total investments (Cost $52,013,675)† 99.1%		$64,949,670

Other assets and liabilities, net 0.9%		$620,347

Total net assets 100.0%		$65,570,017

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

(I) Non-income producing security.

† At 7-31-12, the aggregate cost of investment securities for federal income tax purposes was $52,015,483. Net unrealized appreciation aggregated $12,934,187, of which $14,779,207 related to appreciated investment securities and $1,845,020 related to depreciated investment securities.

The Fund had the following sector composition as of 7-31-13 (as a percentage of total net assets):

Financials	33.7%
Information Technology	24.5%
Consumer Discretionary	10.4%
Industrials	9.5%
Energy	6.0%
Utilities	5.1%
Health Care	4.4%
Materials	2.9%
Telecommunication Services	1.5%
Consumer Staples	1.1%
Other	0.9%

Total	100.0%

2

Greater China Opportunities Fund
As of 7-31-13 (Unaudited)

Notes to the Portfolio of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last quoted bid or evaluated price. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading.

Other portfolio securities and assets, where reliable market quotations are not available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees, which include price verification procedures. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of foreign securities may occur between the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The Fund may use a fair valuation model to value foreign securities in order to adjust for events that may occur between the close of foreign exchanges and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of July 31, 2013, all investments are categorized as Level 2 under the hierarchy described above.

For additional information on the funds significant accounting policies, please refer to the most recent semiannual or annual shareholder report.

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More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line	**800-225-5291** **800-338-8080**

This report is for the information of the shareholders of John Hancock Greater China Opportunities Fund.

08Q3 7/13
9/13

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Investment Trust III

By:	/s/ Hugh McHaffie
------------------------------
Hugh McHaffie
President

Date:	September 19, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Hugh McHaffie
-------------------------------
Hugh McHaffie
President

Date:	September 19, 2013

By:	/s/ Charles A. Rizzo
-------------------------------
Charles A. Rizzo
Chief Financial Officer

Date:	September 19, 2013